Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Number of Warrants [Member]	Common Stock and Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Sep. 30, 2021	$ 488,047			$ 256,372	$ 231,675
Beginning balance, shares at Sep. 30, 2021		35,958,759	4,899,497
Stock compensation expense	2,761			2,761
Payment of tax withholding for RSUs	(455)			(455)
Payment of tax withholding for RSUs, shares		(147,108)
Restricted shares issued	100			100
Restricted shares issued, shares		455,303
Employee share purchases	399			399
Employee share purchases, shares		109,943
Net income (loss)	(182,678)				(182,678)
Ending balance at Sep. 30, 2022	308,174			259,177	48,997
Ending balance, shares at Sep. 30, 2022		36,376,897	4,899,497
Stock compensation expense	2,275			2,275
Payment of tax withholding for RSUs	(363)			(363)
Payment of tax withholding for RSUs, shares		(204,486)
Restricted shares issued, shares		585,401
United Stock Issuance	9,782			9,782
United Stock Issuance, Shares		4,042,061
Employee share purchases	284			284
Employee share purchases, shares		140,453
Net income (loss)	(120,116)				(120,116)
Ending balance at Sep. 30, 2023	200,036			271,155	(71,119)
Ending balance, shares at Sep. 30, 2023		40,940,326	4,899,497
Stock compensation expense	427			427
Net income (loss)	(57,850)				(57,850)
Ending balance at Dec. 31, 2023	142,612			271,582	(128,969)
Ending balance, shares at Dec. 31, 2023		40,940,326	4,899,497
Beginning balance at Sep. 30, 2023	200,036			271,155	(71,119)
Beginning balance, shares at Sep. 30, 2023		40,940,326	4,899,497
Net income (loss)	(46,190)
Ending balance at Mar. 31, 2024	154,672			271,982	(117,309)
Ending balance, shares at Mar. 31, 2024		41,172,218	4,899,497
Beginning balance at Sep. 30, 2023	200,036			271,155	(71,119)
Beginning balance, shares at Sep. 30, 2023		40,940,326	4,899,497
Stock compensation expense	1,329			1,329
Payment of tax withholding for RSUs	(138)			(138)
Payment of tax withholding for RSUs, shares		(112,698)
Restricted shares issued, shares		448,719
Employee share purchases	30			30
Employee share purchases, shares		55,372
Net income (loss)	(91,015)				(91,015)
Ending balance at Sep. 30, 2024	110,242			272,376	(162,134)
Ending balance, shares at Sep. 30, 2024		41,331,719	4,899,497
Beginning balance at Dec. 31, 2023	142,612			271,582	(128,969)
Beginning balance, shares at Dec. 31, 2023		40,940,326	4,899,497
Stock compensation expense	372			372
Payment of tax withholding for RSUs	(1)			(1)
Payment of tax withholding for RSUs, shares		(1,490)
Restricted shares issued, shares		178,010
Employee share purchases	30			30
Employee share purchases, shares		55,372
Net income (loss)	11,660				11,660
Ending balance at Mar. 31, 2024	154,672			271,982	(117,309)
Ending balance, shares at Mar. 31, 2024		41,172,218	4,899,497
Beginning balance at Sep. 30, 2024	110,242			272,376	(162,134)
Beginning balance, shares at Sep. 30, 2024		41,331,719	4,899,497
Stock compensation expense	279			279
Net income (loss)	(114,558)				(114,558)
Ending balance at Dec. 31, 2024	(4,037)			272,655	(276,692)
Ending balance, shares at Dec. 31, 2024		41,331,719	4,899,497
Beginning balance at Sep. 30, 2024	110,242			272,376	(162,134)
Beginning balance, shares at Sep. 30, 2024		41,331,719	4,899,497
Net income (loss)	(173,188)
Ending balance at Mar. 31, 2025	(62,405)			272,918	(335,323)
Ending balance, shares at Mar. 31, 2025		41,334,433	4,899,497
Beginning balance at Dec. 31, 2024	(4,037)			272,655	(276,692)
Beginning balance, shares at Dec. 31, 2024		41,331,719	4,899,497
Stock compensation expense	264			264
Payment of tax withholding for RSUs	(1)			(1)
Payment of tax withholding for RSUs, shares		(1,286)
Restricted shares issued, shares		4,000
Net income (loss)	(58,631)				(58,631)
Ending balance at Mar. 31, 2025	$ (62,405)			$ 272,918	$ (335,323)
Ending balance, shares at Mar. 31, 2025		41,334,433	4,899,497